RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - C. Mer Industries Ltd - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Ownership Percentage	30.00%
Aggregate amount of purchase of infrastructure, construction and services	$ 7,262	$ 4,876